                                                         File Number: 333-89354
                                               Filed Pursuant to Rule 497(e) of
                                                     the Securities Act of 1933


                                                              September 29, 2020


PIONEER CORPORATE HIGH YIELD FUND
(FORMERLY PIONEER DYNAMIC CREDIT FUND)

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2020
On September 25, 2020, Pioneer Dynamic Credit Fund (the "fund") acquired the assets and liabilities of Pioneer Corporate High Yield Fund (the predecessor fund). As a result of the reorganization, the predecessor fund's performance and financial history became the fund's performance and financial history. As part of the reorganization, the fund was renamed Pioneer Corporate High Yield Fund.

The "Annual fee, expense and other information" appearing in this Statement of Additional Information is that of the fund prior to the reorganization.

The following replaces corresponding information in the "Investment adviser" section.


ADVISORY FEE
As compensation for its management services and expenses incurred, the fund pays Amundi Pioneer a fee at the annual rate of 0.50% of the fund's average daily net assets up to $1 billion and 0.45% of the fund's average daily net assets over $1 billion. This fee is computed and accrued daily and paid monthly.

Prior to September 25, 2020, Amundi Pioneer's annual fee was equal to 0.70% of the fund's average daily net assets up to $1 billion and 0.65% of the fund's average daily net assets over $1 billion.

See the table in "Annual Fee, Expense and Other Information" for management fees paid to Amundi Pioneer during recently completed fiscal years.


EXPENSE LIMIT
Amundi Pioneer has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 0.90%, 1.65%, 0.60% and 0.60% of the average daily net assets attributable to Class A, Class C, Class K and Class Y shares, respectively. These expense limitations are in effect through January 1, 2022. There can be no assurance that Amundi Pioneer will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for any class only by agreement of Amundi Pioneer and the Board of Trustees.


PORTFOLIO MANAGEMENT


ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
The table below indicates, for the portfolio managers of the fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of August 31, 2020. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

                                                                                               NUMBER OF          ASSETS
                                                                                                ACCOUNTS         MANAGED
                                                                                             MANAGED FOR       FOR WHICH
                                                                                          WHICH ADVISORY        ADVISORY
                                                          NUMBER OF                               FEE IS          FEE IS
NAME OF                                                    ACCOUNTS       TOTAL ASSETS      PERFORMANCE-    PERFORMANCE-
PORTFOLIO MANAGER    TYPE OF ACCOUNT                        MANAGED    MANAGED (000'S)             BASED   BASED (000'S)
-------------------  ---------------------------------- -----------  -----------------  ----------------  --------------
Matthew Shulkin      Other Registered Investment
                     Companies                                  4    $1,261,971                      N/A             N/A
                     Other Pooled Investment Vehicles          10    $4,639,563                      N/A             N/A
                     Other Accounts                             5    $  736,556                      N/A             N/A
-------------------  ----------------------------------        --    ----------         ----------------  --------------
Andrew Feltus        Other Registered
                     Investment Companies                       7    $5,896,147                      N/A             N/A
                     Other Pooled Investment Vehicles          15    $9,401,568                      N/A             N/A
                     Other Accounts                             7    $1,875,086                      N/A             N/A
-------------------  ----------------------------------        --    ----------         ----------------  --------------
Kenneth Monaghan     Other Registered Investment
                     Companies                                  7    $1,802,206                      N/A             N/A
                     Other Pooled Investment Vehicles          16    $5,410,622                      N/A             N/A
                     Other Accounts                             4    $  416,534                      N/A             N/A
-------------------  ----------------------------------        --    ----------         ----------------  --------------

SHARE OWNERSHIP BY PORTFOLIO MANAGERS
The following table indicates as of August 31, 2020 the value, within the indicated range, of shares beneficially owned by the portfolio managers of the fund.

                             BENEFICIAL OWNERSHIP
NAME OF PORTFOLIO MANAGER    OF THE FUND*
---------------------------  ---------------------
Matthew Shulkin              C
---------------------------  ---------------------
Andrew Feltus                A
---------------------------  ---------------------
Kenneth Monaghan             A
---------------------------  ---------------------

*     Key to Dollar Ranges


A.   None
B.   $1 - $10,000
C.   $10,001 - $50,000
D.   $50,001 - $100,000
E.   $100,001 - $500,000
F.   $500,001 - $1,000,000
G.   Over $1,000,000

FINANCIAL STATEMENTS
The fund's financial statements and financial highlights for the fiscal year ended August 31, 2019 appearing in the predecessor fund's annual report, filed with the SEC on November 1, 2019 (Accession No. 0001341256-19-000021) are incorporated by reference into this statement of additional information.

                                                                   32286-00-0920
                                (Copyright)2020 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC